Financial Instruments and Risk Management (Details) - Schedule of Contractual Maturities of Financial Liabilities	Dec. 31, 2024 USD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 CAD ($)
Financial Instruments and Risk Management [Line Items]
Accounts payable and accrued liabilities		$ 608,520		$ 617,004
Due to related parties	$ 152,100	152,100	$ 152,100	42,433	$ 42,433
Lease liability		94,214
Total		854,834		659,437
Within 1 year [Member]
Financial Instruments and Risk Management [Line Items]
Accounts payable and accrued liabilities		608,520		617,004
Due to related parties		152,100		42,433
Lease liability		63,707
Total		824,327		659,437
Within 2-5 years [Member]
Financial Instruments and Risk Management [Line Items]
Accounts payable and accrued liabilities
Due to related parties
Lease liability		30,507
Total		$ 30,507